SHAREHOLDERS EQUITY (Details Narrative)			1 Months Ended				12 Months Ended
	Apr. 10, 2019 USD ($) shares	Apr. 10, 2019 CAD ($) shares	May 17, 2021 USD ($) $ / shares shares	Mar. 18, 2021 USD ($) $ / shares shares	Feb. 16, 2021 USD ($) $ / shares shares	Nov. 30, 2020	Jun. 26, 2021 USD ($) $ / shares shares	Jun. 27, 2020 USD ($) shares	Jun. 27, 2021	Dec. 10, 2020 USD ($) shares
Accrued Liabilities | $							$ 405,000
Aggregate gross proceeds | $								$ 12,500,000
Warrants exercised | shares							50,078,058
Cashless basis | $							$ 34,229,722
Class B redeemable shares | shares							30,697,023
Outstanding percentage						70.00%
Private Placement [Member]
Executed the sale | shares			31,250,000	50,000,000	7,800,000
Purchase price | $ / shares			$ 0.32	$ 0.40	$ 0.37
Aggregated total proceeds | $			$ 10,000,000	$ 16,019,597	$ 2,866,000
Exercise price | $ / shares			$ 0.35	$ 0.50	$ 0.46
Private Placement [Member] | Warrant [Member]
Executed the sale | shares			31,250,000	50,000,000
Aggregated total proceeds | $				$ 16,019,597
Class A and Class B Redeemable Stock [Member]
Redeemable stock per value | $ / shares							$ 0.001
Redeemable stock authorized | shares							1,000,000,000
Aggregate gross proceeds | $		$ 60,000,000
Issued shares | shares	9,789,300	9,789,300
Net proceeds | $	$ 12,399,252
Cancellation of Super Voting Shares [Member]
Number of voting shares | shares										815,295
Book value of Equity | $										$ 82,500
Class A Super Voting Shares [Member]
Number of voting shares | shares							1,000
Fixed rate | $ / shares							$ 0.10119
Total amount due if redeemed | $							$ 0	$ 82,500
Mr. Bierman [Member]
Number of voting shares | shares								815,295
Adam Bierman [Member]
Accrued Liabilities | $							$ 475,650	$ 475,650
MM CAN USA [Member]
Non-controlling interest, shares issued							11.58%	36.89%
MM Enterprises USA [Member]
Non-controlling interest, shares issued							0.09%		0.11%
LCR Manager, LLC [Member]
Outstanding percentage						0.01%
MM CAN USA [Member]
Redeemable shares | shares							2,000,000,000